Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income, net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Beginning Balance at Dec. 31, 2013	$ 38,280	$ 1,562	$ 13	$ 24,002	$ 15,952	$ (892)	$ (3,140)	$ 783	$ 230	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests									63
Redemption of subsidiary shares from noncontrolling interests	(31)			(31)					(103)
Other net changes in noncontrolling interests	287			10				277	53
Net income (loss)	2,651				2,567			84	0
Other comprehensive (loss)	(853)					(742)		(111)	(14)
Dividends:
Common stock	(763)				(763)
Preferred stock	(73)				(73)
Repurchase of common stock	(1,669)						(1,669)
Common stock issued under:
Employee benefit plans	24			24
Direct stock purchase and dividend reinvestment plan	21			21
Stock awards and options exercised	600			600
Ending Balance at Dec. 31, 2014	38,474	1,562	13	24,626	17,683	(1,634)	(4,809)	1,033	229	[1],[2]
Adjustment for the cumulative effect of applying ASU 2015-02 | Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity	602	0	0	0	0	0	0	602	0
Adjustment for the cumulative effect of applying ASU 2015-02 | Cumulative-Effect Adjustment, Deconsolidation of Variable Interest Entity	(866)	0	0	0	0	0	0	(866)	0
Adjusted balance at Jan. 1, 2015	38,210	1,562	13	24,626	17,683	(1,634)	(4,809)	769	229
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests									48
Redemption of subsidiary shares from noncontrolling interests									(92)
Other net changes in noncontrolling interests	(99)			(26)				(73)	29
Net income (loss)	3,226				3,158			68	(4)
Other comprehensive (loss)	(992)					(966)		(26)	(10)
Dividends:
Common stock	(762)				(762)
Preferred stock	(105)				(105)
Repurchase of common stock	(2,355)						(2,355)
Common stock issued under:
Employee benefit plans	25			25
Direct stock purchase and dividend reinvestment plan	21			21
Preferred stock issued	990	990
Stock awards and options exercised	616			616
Ending Balance at Dec. 31, 2015	38,775	2,552	13	25,262	19,974	(2,600)	(7,164)	738	200	[2],[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests									55
Redemption of subsidiary shares from noncontrolling interests									(102)
Other net changes in noncontrolling interests	(154)			(24)				(130)	38
Net income (loss)	3,557				3,547			10	(9)
Other comprehensive (loss)	(1,165)					(1,165)			(31)
Dividends:
Common stock	(778)				(778)
Preferred stock	(122)				(122)
Repurchase of common stock	(2,398)						(2,398)
Common stock issued under:
Employee benefit plans	27			27
Direct stock purchase and dividend reinvestment plan	21			21
Preferred stock issued	990	990
Stock awards and options exercised	676			676
Ending Balance at Dec. 31, 2016	$ 39,429	$ 3,542	$ 13	$ 25,962	$ 22,621	$ (3,765)	$ (9,562)	$ 618	$ 151	[3]

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,879 million at Dec. 31, 2014 and $35,485 million at Dec. 31, 2015.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,485 million at Dec. 31, 2015 and $35,269 million at Dec. 31, 2016.